Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Risk-Adjusted Capital Amounts And Ratios, Japan [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2013:
Total capital (to risk-weighted assets):
MUFG	¥14,673,951	16.68%	¥7,037,491	8.00%
BTMU	12,034,152	17.51	5,497,550	8.00
MUTB	2,035,576	17.79	914,984	8.00
Tier1 capital (to risk-weighted assets):
MUFG	11,214,815	12.74	3,958,589	4.50
BTMU	9,015,774	13.11	3,092,372	4.50
MUTB	1,575,140	13.77	514,678	4.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	10,300,558	11.70	3,078,902	3.50
BTMU	8,052,750	11.71	2,405,178	3.50
MUTB	1,500,578	13.12	400,305	3.50
At March 31, 2014:
Total capital (to risk-weighted assets):
MUFG	¥15,394,342	15.53%	¥7,926,746	8.00%
BTMU	12,256,176	15.57	6,294,248	8.00
MUTB	2,057,338	18.38	895,051	8.00
Tier1 capital (to risk-weighted assets):
MUFG	12,341,870	12.45	5,449,638	5.50
BTMU	9,611,553	12.21	4,327,295	5.50
MUTB	1,652,410	14.76	615,347	5.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	11,153,032	11.25	3,963,373	4.00
BTMU	8,696,589	11.05	3,147,124	4.00
MUTB	1,590,690	14.21	447,525	4.00
Stand-alone:
At March 31, 2013:
Total capital (to risk-weighted assets):
BTMU	¥11,501,001	18.52%	¥4,966,322	8.00%
MUTB	2,039,037	17.94	908,852	8.00
Tier1 capital (to risk-weighted assets):
BTMU	8,685,464	13.99	2,793,556	4.50
MUTB	1,502,425	13.22	511,229	4.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,301,380	11.76	2,172,766	3.50
MUTB	1,419,797	12.49	397,623	3.50
At March 31, 2014:
Total capital (to risk-weighted assets):
BTMU	¥11,582,199	17.52%	¥5,287,273	8.00%
MUTB	2,068,948	18.51	893,909	8.00
Tier1 capital (to risk-weighted assets):
BTMU	9,087,335	13.74	3,635,000	5.50
MUTB	1,606,684	14.37	614,563	5.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,854,651	11.88	2,643,636	4.00
MUTB	1,533,733	13.72	446,955	4.00

Risk-Adjusted Capital Amounts And Ratios, United States Of America [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2012:
Total capital (to risk-weighted assets)	$11,048	13.34%	$6,628	8.00%
Tier I capital (to risk-weighted assets)	9,864	11.91	3,314	4.00
Tier I capital (to quarterly average assets)(1)	9,864	11.18	3,531	4.00
At December 31, 2013:
Total capital (to risk-weighted assets)	$13,499	14.61%	$7,393	8.00%
Tier I capital (to risk-weighted assets)	11,471	12.41	3,696	4.00
Tier I capital (to quarterly average assets)(1)	11,471	11.27	4,073	4.00

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUB:
At December 31, 2012:
Total capital (to risk-weighted assets)	$10,362	13.17%	$6,294	8.00%	$7,867	10.00%
Tier I capital (to risk-weighted assets)	9,192	11.68	3,147	4.00	4,720	6.00
Tier I capital (to quarterly average assets)(1)	9,162	10.51	3,498	4.00	4,373	5.00
At December 31, 2013:
Total capital (to risk-weighted assets)	$12,990	14.91%	$6,970	8.00%	$8,713	10.00%
Tier I capital (to risk-weighted assets)	11,274	12.94	3,485	4.00	5,228	6.00
Tier I capital (to quarterly average assets)(1)	11,274	11.13	4,051	4.00	5,063	5.00

Note:

(1)	Excludes certain intangible assets.